Trade and other payables- Schedule Of Trade And other Payable (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Line Items]
Trade payables		€ 77,651,000	€ 75,249,000
Accruals		58,761,000	62,732,000
Total	€ 110,265,000	134,930,000	€ 136,869,000
Parent [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade payables		3,187
Accruals		907,063
Total		€ 910,250